Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 - Trade Receivables

	January 31, 2014	January 31, 2013
Trade receivables	21,442	21,751
Less: Allowance for doubtful accounts	(884)	(1,111)
	20,558	20,640

Bad debt expense was $0.3 million, $0.3 million and $0.3 million for the years ended January 31, 2014, January 31, 2013 and January 31, 2012, respectively.